Consolidated Statements of Cash Flows ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Cash flow from operating activities
Net loss		₨ (2,126)	$ (27.8)	₨ (4,201)	₨ (2,337)
Adjustments to reconcile net (loss)/profit to net cash provided by/(used in) operating activities:
Income taxes and deferred tax		457	6.0	(329)	149
Depreciation and amortization		3,667	48.3	3,202	2,860
Impairment loss//(reversal)		(80)	(1.1)	3,255
Amortization of derivative instrument		1,576	20.8	1,918	1,428
Loss on disposal of property plant and equipment		167	2.2	32	52
Share based compensation		(295)	(3.9)	1,001	186
Amortization of debt financing costs		1,107	14.6	369	709
Realized gain on short term investments					(108)
Employee benefit		13	0.2	45	(11)
ARO accretion		46	0.6	42	36
Non-cash rent expense		354	4.7	169	193
Allowance for doubtful accounts/ credit losses (net)		(97)	(1.3)	294	303
Loan prepayment charges		1,608	21.2	257	282
Foreign exchange loss/(gain), net		(33)	(0.4)	7	512
Change in Operating lease right-of-use assets		(809)	(10.7)	(371)	718
Change in Operating lease liabilities		497	6.6	125	(1,255)
Changes in operating assets and liabilities
Accounts receivable, net		(1,057)	(13.9)	(874)	(1,390)
Prepaid expenses and other current assets		(862)	(11.3)	20	247
Other assets		(3,565)	(47.1)	112	(335)
Accounts payable		347	4.6	(176)	236
Interest payable		(520)	(6.9)	(83)	699
Deferred revenue		3,184	42.0	224	340
Other liabilities		1,018	13.2	(61)	164
Net cash provided by operating activities		4,597	60.6	4,977	3,678
Cash flows from investing activities
Purchase of property plant and equipment		(40,869)	(538.7)	(18,909)	(18,321)
Purchase of software		(21)	(0.3)	(10)	(43)
Purchase of available for sale securities					(32,224)
Sale of available for sale securities					32,332
Investment in equity investee		(94)	(1.2)
Proceeds from disposal of subsidiaries		1,557	20.5
Net cash used in investing activities		(39,427)	(519.7)	(18,919)	(18,256)
Cash flows from financing activities
Proceeds from issuance of Green Bonds		30,285	399.2		24,400
Proceeds from term and other debt		84,663	1,115.9	25,510	19,538
Repayment of Green bonds		(37,069)	(488.6)
Repayments of term and other debt	[1]	(52,953)	(697.9)	(10,563)	(32,827)
Loan prepayment charges		(1,608)	(21.2)	(257)	(282)
Proceeds from issuance of equity shares		18,622	245.4	402	5,330
Cost of issuance of equity shares					(13)
Net cash provided by financing activities		41,940	552.8	15,092	16,146
Effect of exchange rate changes on cash and cash equivalents, and restricted cash		38	0.5	8	(37)
Net increase in cash and cash equivalents, and restricted cash (refer note 2		7,110	93.7	1,150	1,568
Cash and cash equivalents and restricted cash at the beginning of the period		16,158	213.0	15,517	13,986
Less: Cash and cash equivalents and restricted cash, held for sale				(517)
Cash and cash equivalents and restricted cash at the end of the period		23,306	307.2	16,158	15,517
Supplemental disclosure of cash flow information
Cash paid during the year for interest		10,656	140.5	8,918	7,209
Cash paid during the year for income taxes		₨ 1,011	$ 13.3	₨ 488	₨ 697

[1]	Includes INR 1,058 million, INR 2,117 million and INR 1,840 million (US$24.3 million) paid towards hedging costs for Solar Green Bonds for the year ended March 31, 2020, 2021, and 2022, respectively.